Nature of the Organization and Business - Schedule of Consolidated Financial Statements (Details) - BaiJiaYun [Member] - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 2,707,707	$ 1,843,717
Restricted cash	68,610	135,607
Notes receivable	148,856
Accounts receivable, net	4,342,701	9,101,424
Prepayments	6,852,407	5,237,721
Prepayments - related parties	69,520	65,847
Inventories	22,357,493	12,565,337
Due from related parties	48,117
Prepaid expenses and other current assets, net	10,414,450	7,170,159
Total current assets	47,009,861	36,119,812
Property and equipment, net	69,217	94,513
Intangible assets, net	5,477,585	8,647,574
Operating lease right of use assets, net	343,754	559,637
Deferred tax assets, net	4,859,728	6,457,739
Long-term investments	104,142
Other non-current assets	83,262	449,778
Total non-current assets	10,937,688	16,209,241
TOTAL ASSETS	57,947,549	52,329,053
Current liabilities
Short-term borrowings	4,126,689	8,375,677
Accounts and notes payable	14,226,878	8,367,698
Accounts payable - related parties	72,118	198,301
Contract liabilities	20,110,328	18,257,180
Income tax payable	399,741	613,017
Deferred revenue	185,228	1,286,603
Amount due to related parties	123,801	117,259
Operating lease liabilities, current	248,863	274,526
Accrued expenses and other liabilities	2,127,744	2,116,183
Total current liabilities	41,621,390	39,606,444
Deferred tax liabilities	450,348	494,725
Operating lease liabilities, non-current	74,079	303,088
Total non-current liabilities	524,427	797,813
Total liabilities	42,145,817	40,404,257
Revenues	32,015,721	41,903,631	$ 58,373,260
Cost of revenues	(25,424,502)	(32,928,006)	(47,430,643)
Total operating expenses	(4,578,948)	(29,366,786)	(68,148,892)
Net income/ (loss)	1,305,494	(13,667,611)	(56,536,689)
Net cash (used in)/provided by operating activities	3,692,195	(4,195,152)	(17,398,963)
Net cash (used in)/ provided by investing activities	(20,697)	(22,629)	5,586,547
Net cash (used in)/ provided by financing activities	$ (2,898,310)	$ 415,841	$ 6,009,064